Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Allowance for loan losses	$ 3,245	$ 3,056
Deferred compensation	1,191	1,217
Pension costs	81
Intangible assets	394	475
Purchase accounting adjustments	226	566
Net operating loss carryforward	1,081	1,374
Other	220	364
Deferred tax asset	6,438	7,052
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(808)	(556)
Discount accretion on securities	(18)	(31)
FHLB stock dividends	(969)	(1,053)
Unrealized gain on securities available for sale	(3,424)	(624)
Pension costs		(469)
Prepaids	(326)	(301)
BOLI		(337)
Other	(359)	(271)
Deferred tax liability	(5,904)	(3,642)
Net deferred tax asset	$ 534	$ 3,410